STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Incentive Units activity

The following table summarizes the Incentive Units activity for the periods from December 31, 2021 through September 30, 2022:

			Weighted
		Weighted	average
	Number of Class D	average grant	remaining
	Incentive Units	date fair	contractual	Weighted average
	Outstanding	value of units	life (Years)	exercise price
Unvested - December 31, 2021	10,278,486	0.13	2	0.03
Granted	—	—
Vested	(89,359)	0.002
Forfeited or canceled	(50,000)	—
Unvested - March 31, 2022	10,139,127	0.1	1.75	0.03
Granted	—	—
Vested	(2,490,532)	0.125
Forfeited or canceled	—	—
Unvested - June 30, 2022	7,648,595	0.128	2	0.03
Granted	—	—
Vested	(7,648,595)	0.128
Forfeited or canceled	—	—
Unvested - September 30, 2022	—	—

A summary of the Company’s RSU activity during the nine months ended September 30, 2022 was as follows:

	Number of Restricted Stock
	Incentive Units
	Outstanding	Weighted-Average Grant Date Fair Value
Unvested - December 31, 2021	$—	$—
Granted	436,600	9.9
Vested	(331,600)	10
Forfeited or canceled	—	—
Unvested - September 30, 2022	105,000	$9.4

The following table summarizes the Incentive Units activity for the years ended December 31, 2021 and December 31, 2020:

			Weighted average	Weighted
	Number of Class D	Weighted average	remaining	average
	Incentive Units	grant date fair	contractual life	exercise
	Outstanding	value of units	(Years)	price
Unvested – December 31, 2019	6,136,479	$0.003	0.84	$0.01
Granted	—	—	—	—
Vested	(5,741,810)	0.003	—	0.01
Forfeited or canceled	—	—	—	0.01
Unvested – December 31, 2020	394,669	0.003	0.67	0.01
Granted	42,288,769	0.12	—	0.07
Vested	(29,036,941)	0.13	—	0.01
Forfeited or canceled	(3,368,011)	0.002	—	0.71
Unvested – December 31, 2021	10,278,486	$0.13	2	$0.03

Summary of components of the total stock-based compensation expense

	Year ended December 31,
	2021	2020
Personnel expense	$3,920	$15
Sales and other expenses	16	—
	$3,936	$15

2021 Grants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of assumptions used to calculate grant date fair value

2021 Grants
Expected term (in years)	0 – 2.5
Risk-free interest rate	0.81% – 1.26%
Expected volatility	50.92% – 53.85%
Expected dividend rate	0%
Weighted average contractual life	0 - 2.5

2021 Grants
Expected term (in years)	0 – 2.5
Risk-free interest rate	0.81% – 1.26%
Expected volatility	50.92% – 53.85%
Expected dividend rate	0%
Weighted average contractual life	0 – 2.5

2018, 2017 and 2016 Grants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of assumptions used to calculate grant date fair value

2018, 2017
and 2016 Grants
Expected term (in years)	0 – 2.5
Risk-free interest rate	2.9%
Expected volatility	26.0%
Expected dividend rate	0%
Weighted average contractual life	0 – 2.5